Other intangibles, net - Other Intangibles (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Other intangibles, net	$ 106,851	$ 117,789
Customer relationships, net
Intangible Asset, Finite-Lived [Line Items]
Other intangibles, net	103,118	113,706
Other intangible assets
Intangible Asset, Finite-Lived [Line Items]
Other intangibles, net	$ 3,733	$ 4,083